INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	As of	As of
	June 30, 2024	June 30, 2023

Software	$206,768	$207,218
Land use right	2,089,611	2,094,167
Less: accumulated amortization	(515,523)	(456,379)
Intangible assets, net	$1,780,856	$1,845,006

SCHEDULE OF FUTURE AMORTIZATION EXPENSE	Estimated future amortization expense is as follows:
Twelve months ending June 30,	Amortization expense
2025	$71,739
2026	56,557
2027	56,557
2028	-
Thereafter	1,596,003
Total	$1,780,856